Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	0.1	0.1
Preferred stock, shares issued (in shares)	0.0	0.0
Preferred stock, shares outstanding (in shares)	0.0	0.0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	3,200.0	3,200.0
Common stock, shares issued (in shares)	1,720.0	1,712.0
Common stock, shares outstanding (in shares)	1,295.0	1,014.0
Treasury stock (in shares)	425.0	698.0